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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address. 1370 Avenue of the Americas (24/th/ Floor)
         New York, NY 10019

Form 13F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bernard Selz
Title:   Managing Member
Phone:   (212) 554-5077

Signature, Place, and Date of Signing:

   /s/ Bernard Selz              New York, NY                 10/15/12
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-                        None
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      -0-

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: 343,964
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list state "NONE" and omit the column headings and list entries]

    No.    Form 13F File Number         Name

    ___    28-____________________      NONE

    [Repeat as necessary.]

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
File Number: 028-10873
                                                       COLUMN 4                             COLUMN 6           COLUMN 8
COLUMN 1                      COLUMN 2       COLUMN 3   VALUE            COLUMN 5          INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP   (X$1000) SHARES/PRN AMOUNT/PUT-CALL DISCRETION    SOLE    SHARED   NONE
--------------            --------------     --------- -------- ---------- --------------- ---------- ---------- ------ ---------
ASSURED GUARANTY LTD...  COM                 G0585R106   17,161  1,260,000       SH        SOLE          775,000   -      485,000
ENERGY XXI (BERMUDA)
 LTD...................  USD UNRS SHS        G10082140    8,740    250,000       SH        SOLE          153,000   -       97,000
COSTAMARE INC..........  COM                 Y1771G102    6,925    450,000       SH        SOLE          262,000   -      188,000
SCORPIO TANKERS INC....  SHS                 Y7542C106    2,737    456,168       SH        SOLE          283,168   -      173,000
AIR LEASE CORP.........  CL A                00912X302    4,080    200,000       SH        SOLE          124,000   -       76,000
ALLIANCE HOLDINGS GP
 LP....................  COM UNITS LP        01861G100    1,247     26,000       SH        SOLE           26,000   -            -
ALLIANCE RES PARTNER
 L P...................  UT LTD PART         01877R108   16,025    267,300       SH        SOLE          152,300   -      115,000
AMERICAN INTL GROUP
 INC...................  COM NEW             026874784    9,837    300,000       SH        SOLE          186,000   -      114,000
ANNALY CAP MGMT          NOTE 4.0%
 INC...................  2/15/15             035710AA0    2,541  2,000,000       PRN       SOLE        1,000,000   -    1,000,000
ATLAS ENERGY LP........  COM UNITS LP        04930A104    5,044    146,045       SH        SOLE           91,045   -       55,000
ATLAS RESOURCE           COM UNT LTD
 PARTNERS LP...........  PR                  04941A101      380     14,909       SH        SOLE            9,294   -        5,615
BOARDWALK PIPELINE       UT LTD
 PARTNERS..............  PARTNER             096627104    5,580    200,000       SH        SOLE          113,000   -       87,000
CVS CAREMARK
 CORPORATION...........  COM                 126650100    9,684    200,000       SH        SOLE          124,000   -       76,000
CYS INVTS INC..........  COM                 12673A108    1,409    100,000       SH        SOLE           59,000   -       41,000
CENTRAL EUROPEAN         NOTE 3.0%
 DIST CORP.............  3/15/13             153435AA0    7,374  7,950,000       PRN       SOLE        4,650,000   -    3,300,000
COEUR D ALENE MINES
 CORP IDA..............  COM NEW             192108504    5,766    200,000       SH        SOLE          122,000   -       78,000
CONNS INC..............  COM                 208242107       13     30,000       PUT       SOLE           18,000   -       12,000
CONNS INC..............  COM                 208242107      662     30,000       SH        SOLE           18,000   -       12,000
COPANO ENERGY L L C....  COM UNITS           217202100    9,894    300,000       SH        SOLE          159,000   -      141,000
CROSSTEX ENERGY L P....  COM                 22765U102    2,464    160,000       SH        SOLE           99,000   -       61,000
FXCM INC...............  COM CL A            302693106    2,855    299,000       SH        SOLE          184,000   -      115,000
FERRO CORP.............  NOTE 6.5%
                         8/15/13             315405AL4    9,999 10,100,000       PRN       SOLE        5,870,000   -    4,230,000
FLAMEL TECHNOLOGIES      SPONSORED
 SA....................  ADR                 338488109      988    241,505       SH        SOLE          109,070   -      132,435
FLOW INTL CORP.........  COM                 343468104    1,850    500,000       SH        SOLE          309,000   -      191,000
GENESIS ENERGY L P.....  UNIT LTD
                         PARTN               371927104    8,408    250,000       SH        SOLE          170,000   -       80,000
GOLDCORP INC NEW.......  COM                 380956409      917     20,000       SH        SOLE           20,000   -            -
ICONIX BRAND GROUP
 INC...................  COM                 451055107    2,554    140,000       SH        SOLE           86,000   -       54,000
ICAHN ENTERPRISES LP/    FRNT 4.0%
 CORP..................  8/15/13             451102AB3    4,006  4,000,000       PRN       SOLE        2,320,000   -    1,680,000
IMPERIAL HLDGS INC.....  COM                 452834104      171     50,000       SH        SOLE           50,000   -            -
INERGY L P.............  UNIT LTD
                         PTNR                456615103    1,332     70,000       SH        SOLE           43,000   -       27,000
ISHARES SILVER TRUST...  ISHARES             46428Q109    6,696    200,000       SH        SOLE          122,000   -       78,000
KKR FINANCIAL HLDGS
 LLC...................  COM                 48248A306   10,502  1,045,000       SH        SOLE          590,000   -      455,000
KINDER MORGAN
 MANAGEMENT LLC........  SHS                 49455U100    5,646     73,901       SH        SOLE           54,345   -       19,556
MACQUARIE INFRASTR       MEMBERSHIP
 CO LLC................  INT                 55608B105   26,215    632,000       SH        SOLE          412,000   -      220,000
MAGELLAN MIDSTREAM       COM UNIT RP
 PRTNRS LP.............  LP                  559080106   13,206    151,000       SH        SOLE          101,000   -       50,000
MARKET VECTORS ETF       JR GOLD
 TR....................  MINERS E            57060U589    8,973    363,000       SH        SOLE          229,000   -      134,000
MCMORAN EXPLORATION
 CO....................  COM                 582411104    5,875    500,000       SH        SOLE          327,500   -      172,500
METLIFE INC............  COM                 59156R108    2,412     70,000       SH        SOLE           43,000   -       27,000
MOLYCORP INC DEL.......  DBCV 3.25%
                         6/15/16             608753AA7    2,085  3,000,000       PRN       SOLE        1,840,000   -    1,160,000
MOLYCORP INC DEL.......  NOTE 6.0%
                         9/1/17              608753AF6   18,923 16,500,000       PRN       SOLE       10,150,000   -    6,350,000
MOLYCORP INC DEL.......  COM                 608753109    1,150    100,000       SH        SOLE           62,000   -       38,000
NUSTAR GP HOLDINGS       UNIT RESTG
 LLC...................  LLC                 67059L102    9,265    291,000       SH        SOLE          176,000   -      115,000
OXFORD LANE CAP
 CORP..................  COM                 691543102    1,218     79,636       SH        SOLE           48,406   -       31,230
PERFORMANT FINL
 CORP..................  COM                 71377E105    2,146    200,000       SH        SOLE          124,000   -       76,000
RESOURCE CAP CORP......  COM                 76120W302    6,350  1,080,000       SH        SOLE          642,000   -      438,000
RHINO RESOURCE           COM UNIT
 PARTNERS LP...........  REPST               76218Y103    1,447     94,000       SH        SOLE           53,000   -       41,000
SPDR GOLD TRUST........  GOLD SHS            78463V107   20,627    120,000       SH        SOLE           81,000   -       39,000
SMART BALANCE INC......  COM                 83169Y108   12,080  1,000,000       SH        SOLE          610,000   -      390,000
SPROTT PHYSICAL GOLD
 TRUST.................  UNIT                85207H104    1,517    100,000       SH        SOLE           61,000   -       39,000
SUBURBAN PROPANE         UNIT LTD
 PARTNERS L............  PARTN               864482104      313      7,560       SH        SOLE            4,644   -        2,916
TWO HBRS INVT CORP.....  COM                 90187B101   10,458    890,000       SH        SOLE          556,000   -      334,000
VERIFONE SYS INC.......  COM                 92342Y109    8,851    317,800       SH        SOLE          198,800   -      119,000
WILLIAMS PARTNERS
 L P...................  COM UNIT L P        96950F104      820     15,000       SH        SOLE           15,000   -            -
YAMANA GOLD INC........  COM                 98462Y100   16,546    866,500       SH        SOLE          485,500   -      381,000
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